Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue:
Health care premiums	$ 28,872.0		$ 27,189.2		$ 27,610.6
Other premiums	1,902.0		1,775.8		1,822.1
Group Annuity Contract Conversion Premium	941.4	[1]	0	[1]	0	[1]
Fees and other revenue	3,853.5	[2]	3,716.1	[2]	3,529.5	[2]
Net investment income	918.3		930.8		1,056.3
Net realized capital gains	108.7		167.9		227.5
Total revenue	36,595.9		33,779.8		34,246.0
Benefits and expenses:
Health care costs	23,728.9	[3]	21,653.5	[3]	22,719.6	[3]
Current and future benefits	2,008.1		1,876.5		2,013.4
Benefit Expense on Group Annuity Contract Conversion	941.4		0		0
Operating expenses:
Selling expenses	1,105.5		1,104.8		1,226.6
General and administrative expenses	5,770.9	[4]	5,699.6	[4]	5,292.4	[4]
Total operating expenses	6,876.4		6,804.4		6,519.0
Interest expense	268.8		246.9		254.6
Amortization of other acquired intangible assets	142.0		120.7		95.2
Loss on early extinguishment of long-term debt	84.9		0		0
Total benefits and expenses	34,050.5		30,702.0		31,601.8
Income before income taxes	2,545.4		3,077.8		2,644.2
Income taxes	887.5		1,092.1		877.4
Net income	$ 1,657.9		$ 1,985.7		$ 1,766.8
Earnings per common share:
Basic	$ 4.87		$ 5.33		$ 4.25
Diluted	$ 4.81		$ 5.22		$ 4.18

[1]	In the fourth quarter of 2012, pursuant to a contractual right exercised by a contract holder, an existing group annuity contract converted from a participating to a non-participating contract. Upon conversion, we recorded a $941.4 million one-time non-cash group annuity conversion premium for this contract and a corresponding $941.4 million one-time non-cash benefit expense on group annuity conversion for this contract.
[2]	Fees and other revenue include administrative services contract member co-payments and plan sponsor reimbursements related to our mail order and specialty pharmacy operations of $79 million, $63 million and $83 million (net of pharmaceutical and processing costs of $1.2 billion, $1.3 billion and $1.4 billion) for 2012, 2011 and 2010 respectively.
[3]	Health care costs have been reduced by Insured member co-payments related to our mail order and specialty pharmacy operations of $127 million, $130 million and $148 million for 2012, 2011 and 2010 respectively.
[4]	In 2010, we recorded severance and facilities charges $47.4 million